Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(385)	(654)
Translation loss	(25)	(54)
Financial instruments	(27)	29
Total accumulated other comprehensive income	(437)	(679)

Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [Abstract]
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [TextBlock]
Total accumulated other comprehensive income includes the following:
	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Net cumulative loss in respect of cash flow hedges, net of tax	(2)	(2)

Total gains in respect of available for sale financial assets, net of tax	63	89
Total losses in respect of available for sale financial assets, net of tax	(1)	-

Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Other Comprehensive Income, Noncontrolling Interest [Text Block]

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	651	(21)
Noncontrolling interests	18	23
	669	2

Schedule of Comprehensive Income (Loss) [Abstract]
Schedule of Comprehensive Income (Loss) [Table Text Block]
Comprehensive income consists of the following:
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	723	27
Translation loss	(27)	(54)
Financial instruments	(27)	29
Total comprehensive income	669	2